Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Auto Components (2.8%)
	Aptiv plc	295,779	35,109
	BorgWarner Inc.	294,932	11,458
	Lear Corp.	70,172	10,031
	Gentex Corp.	303,025	9,879
	Autoliv Inc.	103,493	9,216
*	Visteon Corp.	42,277	5,109
*	Fox Factory Holding Corp.	58,467	5,103
	LCI Industries	38,102	4,793
*	Adient plc	145,904	4,565
*	Dorman Products Inc.	44,346	4,096
	Dana Inc.	238,959	4,024
	Goodyear Tire & Rubber Co.	381,656	3,977
*,^	Veoneer Inc.	190,236	3,792
	Cooper Tire & Rubber Co.	88,721	3,525
*	Gentherm Inc.	61,279	3,484
	Standard Motor Products Inc.	51,687	2,393
*	American Axle & Manufacturing Holdings Inc.	296,028	2,356
*	Tenneco Inc. Class A	206,507	2,199
*	Stoneridge Inc.	80,498	2,162
*	Cooper-Standard Holdings Inc.	61,041	2,071
*	Modine Manufacturing Co.	181,418	1,981
*	Motorcar Parts of America Inc.	78,625	1,582
*	Workhorse Group Inc.	2,812	71
*	XPEL Inc.	1,749	66
	Patrick Industries Inc.	736	46
			133,088
Automobiles (11.2%)
*	Tesla Inc.	748,463	424,828
	General Motors Co.	1,382,655	60,616
	Ford Motor Co.	4,255,122	38,636
	Harley-Davidson Inc.	201,498	8,118
	Thor Industries Inc.	72,061	6,955
	Winnebago Industries Inc.	55,588	2,942
			542,095
Distributors (1.0%)
	Genuine Parts Co.	165,657	16,296
	Pool Corp.	46,566	16,117
*	LKQ Corp.	344,743	12,142
	Core-Mark Holding Co. Inc.	88,945	2,774
*	Funko Inc. Class A	78,751	691
			48,020
Diversified Consumer Services (1.8%)
*	Bright Horizons Family Solutions Inc.	72,160	12,275
*	Chegg Inc.	145,565	11,344

Service Corp. International	215,060	10,461
* Terminix Global Holdings Inc.	168,612	8,267
* frontdoor Inc.	119,846	5,674
* Grand Canyon Education Inc.	63,625	5,311
H&R Block Inc.	281,350	5,289
Graham Holdings Co. Class B	7,551	3,375
Strategic Education Inc.	35,455	3,329
* WW International Inc.	104,173	3,074
* Laureate Education Inc. Class A	209,246	2,971
* Adtalem Global Education Inc.	93,317	2,672
* K12 Inc.	92,670	2,162
Carriage Services Inc. Class A	68,743	1,870
* Perdoceo Education Corp.	161,332	1,830
OneSpaWorld Holdings Ltd.	202,312	1,788
* American Public Education Inc.	54,454	1,690
* Houghton Mifflin Harcourt Co.	443,497	1,335
* Regis Corp.	97,705	830
Franchise Group Inc.	2,457	66
		85,613
Hotels, Restaurants & Leisure (15.8%)
McDonald's Corp.	787,240	171,177
Starbucks Corp.	1,244,059	121,943
Marriott International Inc. Class A	300,402	38,112
* Chipotle Mexican Grill Inc. Class A	28,611	36,892
Yum! Brands Inc.	326,756	34,571
Hilton Worldwide Holdings Inc.	303,789	31,482
Las Vegas Sands Corp.	385,420	21,472
Domino's Pizza Inc.	43,792	17,191
Royal Caribbean Cruises Ltd.	211,523	16,670
Darden Restaurants Inc.	149,969	16,194
MGM Resorts International	546,785	15,447
* Caesars Entertainment Inc.	211,473	14,405
Vail Resorts Inc.	47,562	13,119
* Penn National Gaming Inc.	184,767	12,934
Wynn Resorts Ltd.	117,118	11,770
Carnival Corp.	589,052	11,769
Dunkin' Brands Group Inc.	100,200	10,655
Aramark	282,202	9,877
Churchill Downs Inc.	45,370	8,163
* Norwegian Cruise Line Holdings Ltd.	352,416	8,060
* Planet Fitness Inc. Class A	105,973	7,731
Wyndham Hotels & Resorts Inc.	123,928	7,126
Marriott Vacations Worldwide Corp.	54,759	6,972
Texas Roadhouse Inc. Class A	89,365	6,774
Wendy's Co.	259,923	5,716
Choice Hotels International Inc.	52,462	5,228
Wyndham Destinations Inc.	123,371	5,189
Wingstop Inc.	40,124	5,108
Boyd Gaming Corp.	128,184	4,934
Cracker Barrel Old Country Store Inc.	34,286	4,786
* Shake Shack Inc. Class A	54,585	4,457
Hyatt Hotels Corp. Class A	61,226	4,406
Extended Stay America Inc.	291,134	3,991
Six Flags Entertainment Corp.	129,669	3,985
Brinker International Inc.	76,476	3,832
* Hilton Grand Vacations Inc.	136,973	3,800
* Scientific Games Corp.	100,440	3,744

Jack in the Box Inc.	39,428	3,627
Papa John's International Inc.	44,918	3,610
Cheesecake Factory Inc.	85,656	3,210
* SeaWorld Entertainment Inc.	108,415	3,025
Red Rock Resorts Inc. Class A	137,445	2,989
Bally's Corp.	65,061	2,891
Bloomin' Brands Inc.	163,997	2,870
Dave & Buster's Entertainment Inc.	104,506	2,646
Dine Brands Global Inc.	40,256	2,535
* Everi Holdings Inc.	224,568	2,389
* Monarch Casino & Resort Inc.	42,694	2,358
* Denny's Corp.	196,976	2,267
* BJ's Restaurants Inc.	62,095	2,051
Ruth's Hospitality Group Inc.	131,577	2,049
* Accel Entertainment Inc. Class A	191,974	2,004
* Chuy's Holdings Inc.	68,964	1,634
* Lindblad Expeditions Holdings Inc.	123,635	1,584
* El Pollo Loco Holdings Inc.	80,388	1,260
* Golden Entertainment Inc	75,598	1,259
* Playa Hotels & Resorts NV	236,840	1,205
* Carrols Restaurant Group Inc.	153,610	1,044
* Del Taco Restaurants Inc.	115,918	1,026
* Red Robin Gourmet Burgers Inc.	45,450	914
* Fiesta Restaurant Group Inc.	76,480	899
* Bluegreen Vacations Holding Corp. Class A	48,924	622
* PlayAGS Inc.	116,525	573
* Biglari Holdings Inc. Class B	3,810	427
* Target Hospitality Corp.	146,986	232
* DraftKings Inc. Class A	1,333	70
		762,952
Household Durables (5.0%)
DR Horton Inc .	382,639	28,507
Lennar Corp. Class A	304,470	23,097
Garmin Ltd.	162,370	18,958
* NVR Inc.	3,995	15,969
Whirlpool Corp.	72,980	14,203
PulteGroup Inc.	315,234	13,754
Newell Brands Inc.	495,754	10,540
* Mohawk Industries Inc.	74,967	9,433
Leggett & Platt Inc.	173,366	7,472
* TopBuild Corp.	42,837	7,463
Toll Brothers Inc.	156,447	7,408
* Helen of Troy Ltd.	33,092	6,684
* Tempur Sealy International Inc.	252,678	6,365
* Meritage Homes Corp.	55,500	5,003
* Taylor Morrison Home Corp. Class A	187,617	4,743
KB Home	124,521	4,383
MDC Holdings Inc.	87,461	4,222
* Sonos Inc.	178,138	3,962
* Installed Building Products Inc.	39,736	3,927
* LGI Homes Inc.	35,575	3,844
* TRI Pointe Group Inc.	216,957	3,792
* iRobot Corp.	47,351	3,714
* Tupperware Brands Corp.	94,666	3,185
La-Z-Boy Inc.	85,214	3,156
* Skyline Champion Corp.	99,855	3,068
* M/I Homes Inc.	63,160	2,871

*	Cavco Industries Inc.	15,945	2,870
*	Century Communities Inc.	62,767	2,793
*	Universal Electronics Inc.	44,132	2,324
*	GoPro Inc. Class A	310,616	2,171
*	Green Brick Partners Inc.	88,771	1,933
*	Beazer Homes USA Inc.	122,358	1,812
	Ethan Allen Interiors Inc.	99,012	1,809
	Hooker Furniture Corp.	49,223	1,490
*	Lovesac Co.	45,221	1,442
*	Legacy Housing Corp.	35,467	528
*	Purple Innovation Inc. Class A	2,140	64
			238,959
Internet & Direct Marketing Retail (28.5%)
*	Amazon.com Inc.	335,807	1,063,850
*	Booking Holdings Inc.	43,769	88,783
*	MercadoLibre Inc.	47,899	74,403
	eBay Inc.	765,853	38,622
*	Etsy Inc.	137,072	22,028
	Expedia Group Inc.	154,554	19,240
*	Wayfair Inc.	73,250	18,632
*	Grubhub Inc.	115,364	8,115
*	Chewy Inc. Class A	101,270	7,857
	Qurate Retail Group Inc. QVC Group Class A	552,386	5,784
*	Overstock.com Inc.	66,037	4,457
*	Stamps.com Inc.	23,499	4,405
*,^	Stitch Fix Inc. Class A	98,553	3,991
	Shutterstock Inc.	42,253	2,905
*	Groupon Inc. Class A	72,957	2,200
*	Quotient Technology Inc.	271,651	2,024
	PetMed Express Inc.	61,212	1,879
*	1-800-Flowers.com Inc. Class A	76,589	1,795
*	Revolve Group Inc.	65,583	1,548
*	Lands' End Inc.	54,134	1,350
*	Duluth Holdings Inc.	85,511	1,257
*	RealReal Inc.	89,875	1,245
*	Magnite Inc.	5,373	102
			1,376,472
Leisure Products (1.8%)
*	Peloton Interactive Inc. Class A	219,365	25,523
	Hasbro Inc.	152,037	14,144
	Brunswick Corp.	104,031	7,765
	Polaris Inc.	75,167	7,216
*	Mattel Inc.	464,930	7,202
*	YETI Holdings Inc.	103,093	6,512
	Callaway Golf Co.	174,486	3,708
	Acushnet Holdings Corp.	77,504	2,922
*	Vista Outdoor Inc.	129,948	2,681
*	Malibu Boats Inc. Class A	46,114	2,628
	Smith & Wesson Brands Inc.	149,068	2,349
	Sturm Ruger & Co. Inc.	36,999	2,266
	Johnson Outdoors Inc. Class A	23,570	1,970
*	MasterCraft Boat Holdings Inc.	78,181	1,693
*	American Outdoor Brands Inc.	42,930	596
	Clarus Corp.	4,700	68
			89,243

Multiline Retail (4.4%)
	Target Corp.	535,060	96,059
	Dollar General Corp.	268,801	58,755
*	Dollar Tree Inc.	259,936	28,395
	Kohl's Corp.	216,620	6,975
*	Ollie's Bargain Outlet Holdings Inc.	74,078	6,523
^	Macy's Inc.	488,113	4,984
^	Nordstrom Inc.	185,546	4,809
	Big Lots Inc.	71,157	3,677
^	Dillard's Inc. Class A	36,259	1,696
			211,873
Other (0.0%)1
*,§ Media General Inc. CVR		69,182	2

Specialty Retail (19.9%)
	Home Depot Inc.	1,133,310	314,392
	Lowe's Cos. Inc.	801,552	124,898
	TJX Cos. Inc.	1,284,113	81,554
	Ross Stores Inc.	387,288	41,641
*	O'Reilly Automotive Inc.	81,072	35,869
*	AutoZone Inc.	25,843	29,400
	Best Buy Co. Inc.	256,281	27,883
	Tractor Supply Co.	132,122	18,604
*	Carvana Co. Class A	72,189	18,062
*	CarMax Inc.	184,288	17,227
*	Ulta Beauty Inc.	61,556	16,953
*	Burlington Stores Inc.	75,186	16,431
	Tiffany & Co.	123,901	16,291
	Advance Auto Parts Inc.	80,280	11,857
	L Brands Inc.	291,537	11,315
*	Five Below Inc.	68,126	10,655
	Williams-Sonoma Inc.	96,738	10,590
	Lithia Motors Inc. Class A	32,667	9,451
*	Rh	19,733	8,942
*	Floor & Decor Holdings Inc. Class A	106,136	8,500
	Gap Inc.	297,099	6,227
	Aaron's Holdings Co. Inc.	94,299	5,934
	Dick's Sporting Goods Inc.	95,260	5,412
	Foot Locker Inc.	140,700	5,262
	Murphy USA Inc.	40,258	5,161
*	National Vision Holdings Inc.	119,149	5,101
*	AutoNation Inc.	83,153	5,096
	American Eagle Outfitters Inc.	252,082	4,535
	Bed Bath & Beyond Inc.	206,461	4,327
*	Asbury Automotive Group Inc.	32,015	3,610
	Group 1 Automotive Inc.	30,177	3,585
*	Sleep Number Corp.	49,385	3,427
	Signet Jewelers Ltd.	108,945	3,300
*	Urban Outfitters Inc.	118,499	3,245
	Penske Automotive Group Inc.	58,190	3,205
	Rent-A-Center Inc.	93,289	3,155
*,^	GameStop Corp. Class A	186,762	3,093
	ODP Corp.	104,774	3,004
	Monro Inc.	61,957	2,913
	Abercrombie & Fitch Co.	138,661	2,876
	Camping World Holdings Inc. Class A	90,795	2,783
*	Boot Barn Holdings Inc.	66,968	2,763

*	At Home Group Inc.	141,233	2,675
*	Sally Beauty Holdings Inc.	229,675	2,641
*	Lumber Liquidators Holdings Inc.	84,533	2,441
*,^	Michaels Cos. Inc.	241,947	2,393
*	Zumiez Inc.	64,302	2,385
	Sonic Automotive Inc. Class A	58,591	2,366
	Guess? Inc.	139,830	2,348
	Children's Place Inc.	53,054	2,280
	Buckle Inc.	83,935	2,251
*	Hibbett Sports Inc.	53,394	2,198
*	MarineMax Inc.	66,600	2,187
*	America's Car-Mart Inc.	20,821	2,176
	Winmark Corp.	11,344	2,042
	Designer Brands Inc. Class A	251,341	1,986
	Caleres Inc.	160,047	1,884
	Haverty Furniture Cos. Inc.	68,104	1,854
*	Genesco Inc.	57,823	1,814
	Shoe Carnival Inc.	37,903	1,386
*	Conn's Inc.	90,589	1,004
	Cato Corp. Class A	90,967	733
	Chico's FAS Inc.	478,566	723
*	GrowGeneration Corp.	2,221	78
*	Vroom Inc.	1,810	65
*,^	Express Inc.	2,872	4
			960,443
Textiles, Apparel & Luxury Goods (7.4%)
	NIKE Inc. Class B	1,313,676	176,952
*	Lululemon Athletica Inc.	132,885	49,197
	VF Corp.	365,218	30,459
	Tapestry Inc.	342,492	9,699
*	Deckers Outdoor Corp.	35,225	8,968
	PVH Corp.	93,198	7,408
*	Capri Holdings Ltd.	195,628	6,921
	Hanesbrands Inc.	473,026	6,717
*	Skechers USA Inc. Class A	185,713	6,216
	Ralph Lauren Corp. Class A	68,412	5,866
*	Crocs Inc.	96,054	5,657
	Carter's Inc.	62,026	5,520
*	Under Armour Inc. Class C	341,356	4,967
*	Under Armour Inc. Class A	259,509	4,300
	Steven Madden Ltd.	130,360	4,102
	Columbia Sportswear Co.	49,001	4,015
	Wolverine World Wide Inc.	136,558	3,941
	Kontoor Brands Inc.	86,382	3,600
	Levi Strauss & Co. Class A	142,574	2,622
	Oxford Industries Inc.	43,359	2,419
*	G-III Apparel Group Ltd.	117,754	2,399
*	Fossil Group Inc.	187,287	1,985
	Movado Group Inc.	68,411	1,158
*	Unifi Inc.	56,770	859
*	Vera Bradley Inc.	96,550	819
			356,766
Total Common Stocks (Cost $3,436,314)			4,805,526

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund (Cost $34,352)	0.109%	343,587	34,359
Total Investments (100.3%) (Cost $3,470,666)			4,839,885
Other Assets and Liabilities-Net (-0.3%)			(12,864)
Net Assets (100%)			4,827,021
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,668,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $21,626,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)

						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		December 2020		33	5,978	(12)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Tesla Inc.	2/2/21	GSI	10,202	(0.143)	3,987	—

1 Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

At November 30, 2020, a counterparty had deposited in a segregated account securities with a value of $4,333,000 in connection with open over-the-counter swap contracts.

Consumer Discretionary Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level,

Consumer Discretionary Index Fund

triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	4,805,524	—	2	4,805,526
Temporary Cash Investments	34,359	—	—	34,359
Total	4,839,883	—	2	4,839,885
Derivative Financial Instruments
Assets
Swap Contracts	—	3,987	—	3,987
Liabilities
Futures Contracts[1]	22	—	—	22
1 Represents variation margin on the last day of the reporting period.